Other Charges	6 Months Ended
Jul. 31, 2024
Other Charges
Other Charges

Note 19 - Other Charges

Other charges are comprised of acquisition-related costs, contingent consideration adjustments and restructuring initiatives which have been undertaken from time to time under various restructuring plans. Acquisition-related costs primarily include advisory services, administrative costs and retention bonuses to employees joining by way of an acquisition, and collectively relate to completed and prospective acquisitions. Contingent consideration adjustments relate to changes in anticipated acquisition earnout payment accruals primarily as a result of increases or decreases to revenue performance and forecasts. Revenue forecasts are updated on a quarterly basis and the related earnout payment accruals are updated accordingly.

The following tables shows the components of other charges as follows:

	Three Months Ended		Six Months Ended
	July 31,	July 31,	July 31,	July 31,
	2024	2023	2024	2023
Acquisition-related costs	1,311	391	3,389	1,719
Contingent consideration accretion and adjustments	(1,247)	2,064	541	2,667
Restructuring plans	86	—	138	2
	150	2,455	4,068	4,388

Fiscal 2024 Restructuring Plan

In the third quarter of fiscal 2024, management approved and began to implement the fiscal 2024 restructuring plan to reduce operating expenses and increase operating margins. To date, $1.8 million has been recorded within other charges in conjunction with this restructuring plan. These charges are comprised of office closures and workforce reduction charges. As of July 31, 2024, we expect total remaining office closures and workforce reduction costs to be incurred of approximately $0.1 million to $0.2 million.

The following table shows the changes in the restructuring provision for the fiscal 2024 restructuring plan:

	Workforce	Office
	Reduction	Closures	Total
Balance at January 31, 2024	442	—	442
Accruals and adjustments	57	81	138
Cash draw downs	(378)	(81)	(459)
Non-cash draw downs and foreign exchange	(7)	—	(7)
Balance at July 31, 2024	114	—	114